Material Accounting Policies	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Material Accounting Policies	Note 3 - Material Accounting Policies
(Amounts in thousands, except share, per share and per unit data)
The preparation of the Interim Condensed Consolidated Financial Statements in compliance with IAS 34 requires management to make estimates and exercise judgment in applying the Group’s accounting policies. In preparing the Interim Condensed Consolidated Financial Statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those applicable to the Group Financial Statements for the year ended December 31, 2024.
Restricted Cash
Cash held on deposit for bonding purposes is classified as restricted cash and recorded within current and non-current assets. This cash is either (1)
restricted by state governmental agencies for use if the operator abandons any wells, or (2) held as collateral by the Group’s surety bond providers.
Additionally, the Group is required to maintain certain cash reserves for interest payments related to its asset-backed securitizations, as detailed in Note
12. These reserves typically cover one to six months of interest and any associated fees. The Group classifies restricted cash as either current or non-
current, depending on the classification of the related asset or liability. The cash reserve is managed by an indenture trustee, who monitors the reserves monthly to ensure the correct amount is maintained. The deposit conditions restrict the Group from accessing the cash reserve on demand, meaning it no longer qualifies as cash and cash equivalents.

	June 30, 2025	December 31, 2024
Cash restricted by asset-backed securitizations	$89,340	$45,880
Other restricted cash	13,818	389
Total restricted cash	$103,158	$46,269
Classified as:
Current asset	$20,317	$11,426
Non-current asset	82,841	34,843
Total	$103,158	$46,269
New or Amended Accounting Standards - Adopted
The following accounting standards, amendments, and interpretations became effective in the current year:

Standard	Amendment	Effective Date
IAS 21	The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability	Annual periods beginning on or after January 1, 2025
The application of these standards and interpretations effective for the first time in the current year has had no significant impact on the amounts reported in the Interim Condensed Consolidated Financial Statements